SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional disclosures
Share-based compensation expense	$ 2,060	$ 405	$ 1,865
2008 Plan | Share options
Options Number
Outstanding (in shares)	204,700	619,650
Exercisable (in shares)	200,700
Expected to vest (in shares)	4,000
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 2.39	$ 1.61
Exercisable (in dollars per share)	2.42
Expected to vest (in dollars per share)	$ 0.89
Weighted-average remaining contractual life (years)
Outstanding	4 years 9 months 29 days
Exercisable	4 years 9 months 7 days
Expected to vest	7 years 9 months 29 days
Additional disclosures
Total intrinsic value of options exercised	$ 539	$ 270	$ 324
Weighted average grant date fair value of options (in dollars per share)	$ 0.00	$ 0.50	$ 0.70
Share-based compensation expense	$ 66	$ 21	$ 97
Unrecognized compensation cost	$ 9
Weighted-average period of recognition of unrecognized compensation cost	1 year 9 months 29 days